Note 5 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2020	2019
Clinical trial and related expenses	$186	$147
Incentive compensation	497	-
Professional services	98	125
Other	30	32
Total accrued liabilities	$811	$304